Shareholder Report, Average Annual Return (Details) 195793_Motley Fool Capital Efficiency 100 Index ETF_TF_TSR Annual {TF}	12 Months Ended	56 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Capital Efficiency 100 Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Motley Fool Capital Efficiency 100 Index ETF (at NAV)
Average Annual Return, Percent	9.20%	10.25%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	12.32%
Motley Fool Capital Efficiency 100 - Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Motley Fool Capital Efficiency 100 - Total Return Index
Average Annual Return, Percent	9.50%	10.79%